Related party transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Purchases of goods and services, related party transactions	$ 24	$ 18	$ 7
Amounts payable, related party transactions	0	0	0
Board member
Disclosure of transactions between related parties [line items]
Donations and subsidies expense	2	0	$ 0
Outstanding commitments made by entity, related party transactions	$ 1	$ 0